Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of profit or loss and other comprehensive income.
Revenue	$ 275,852,753	$ 65,179,515	$ 9,233,089
Direct costs	(169,721,542)	(38,834,696)	(6,517,795)
Gross profit	106,131,211	26,344,819	2,715,294
Other income and other net gains/(losses)	138,948	(315,404)	3,117
Share of loss of a joint venture		(1,133,321)	(2,576,842)
Selling and distribution expenses	(21,932,322)	(6,492,635)	(4,769,971)
Research and development expenses	(10,563,952)	(2,782,123)	(2,989,758)
Administrative and other operating expenses	(83,991,413)	(16,616,462)	(13,185,125)
Loss from operations	(10,217,528)	(995,126)	(20,803,285)
Finance costs	(5,238,030)	(59,567)	(69,390)
Fair value loss on convertible securities	(29,054,669)	(2,846,750)
Fair value loss on preference shares liabilities	(125,398,798)	0	0
Fair value loss on financial assets at fair value through profit or loss	(94,000)	0	0
Write-off on amount due from a shareholder	(106,179)	0	0
Gain on bargain purchase	117,238	0	0
Loss on disposal of a subsidiary	(292,132)	0	0
Loss before taxation	(170,284,098)	(3,901,443)	(20,872,675)
Income tax (expense)/credit	(3,732,744)	1,937,558	677,474
Loss for the year	(174,016,842)	(1,963,885)	(20,195,201)
Exchange differences on translation of:
- financial statements of subsidiaries and joint venture outside Hong Kong	260,112	1,581,372	154,055
Total comprehensive income for the year	(173,756,730)	(382,513)	(20,041,146)
Loss attributable to:
Equity shareholders of the Company	(174,009,273)	(1,939,689)	(20,141,991)
Non-controlling interests	(7,569)	(24,196)	(53,210)
Loss for the year	(174,016,842)	(1,963,885)	(20,195,201)
Total comprehensive income attributable to:
Equity shareholders of the Company	(173,749,161)	(358,317)	(19,987,936)
Non-controlling interests	(7,569)	(24,196)	(53,210)
Total comprehensive income for the year	$ (173,756,730)	$ (382,513)	$ (20,041,146)
Loss per share
Basic loss per share	$ (11.92)	$ (0.15)	$ (1.56)
Diluted loss per share	$ (11.92)	$ (0.15)	$ (1.56)